Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 19,750	$ 48,491
Prepaid expenses	108,156	105,654
Total current assets	127,906	154,145
Cash and investments held in Trust Account	80,945,242	400,023,684
Total Assets	81,073,148	400,177,829
Current liabilities:
Accounts payable	276,917	48,917
Accrued expenses	4,472,261	2,428,864
Working capital loan—related party	2,330,370	920,000
Income tax payable	1,055,680
Franchise tax payable	50	121,425
Total current liabilities	8,135,278	3,519,206
Derivative warrant liabilities	800,000	10,600,000
Deferred underwriting commissions	14,000,000	14,000,000
Total Liabilities	22,935,278	28,119,206
Commitments and Contingencies
Class A common stock subject to possible redemption, $0.0001 par value; 7,948,405 and 40,000,000 shares at redemption value of approximately $10.03 and $10.00 per share as of December 31, 2022 and 2021, respectively	79,739,786	400,000,000
Stockholders' Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding as of September 30, 2022 and December 31, 2021
Additional paid-in capital
Accumulated deficit	(21,602,916)	(27,942,377)
Total stockholders' deficit	(21,601,916)	(27,941,377)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Deficit	81,073,148	400,177,829
Common Class A [Member]
Current liabilities:
Class A common stock subject to possible redemption, $0.0001 par value; 7,948,405 and 40,000,000 shares at redemption value of approximately $10.03 and $10.00 per share as of December 31, 2022 and 2021, respectively	79,739,786	400,000,000
Stockholders' Deficit:
Common stock value	0	0
Common Class F [Member]
Stockholders' Deficit:
Common stock value	$ 1,000	$ 1,000